Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2017		2016
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$219	$37	$213	$32
Interest costs	9	2	9	2
Plan participants’ contributions	—	3	—	2
Net actuarial (gains) losses	11	6	5	(2)
Change in benefits and other	5	—	—	9
Benefits paid	(11)	(8)	(8)	(6)
Benefit obligations at December 31,	233	40	219	37
Change in plan assets:
Estimated fair value of plan assets at January 1,	155	—	148	—
Actual return on plan assets	17	—	11	—
Plan participants’ contributions	—	3	—	2
Employer contributions	4	5	4	4
Benefits paid	(11)	(8)	(8)	(6)
Estimated fair value of plan assets at December 31,	165	—	155	—
Over (under) funded status at December 31,	$(68)	$(40)	$(64)	$(37)
Amounts recognized in the consolidated balance sheets:
Other assets	$3	$—	$2	$—
Other liabilities	(71)	(40)	(66)	(37)
Net amount recognized	$(68)	$(40)	$(64)	$(37)
AOCI:
Net actuarial (gains) losses	$31	$3	$28	$(3)
Prior service costs (credit)	—	—	—	—
AOCI, before income tax	$31	$3	$28	$(3)
Accumulated benefit obligation	$233	N/A	$219	N/A
__________________

(1)	Includes nonqualified unfunded plan, for which the aggregate projected benefit obligation (PBO) was $71 million and $66 million at December 31, 2017 and 2016, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2017		2016
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$219	$37	$213	$32
Interest costs	9	2	9	2
Plan participants’ contributions	—	3	—	2
Net actuarial (gains) losses	11	6	5	(2)
Change in benefits and other	5	—	—	9
Benefits paid	(11)	(8)	(8)	(6)
Benefit obligations at December 31,	233	40	219	37
Change in plan assets:
Estimated fair value of plan assets at January 1,	155	—	148	—
Actual return on plan assets	17	—	11	—
Plan participants’ contributions	—	3	—	2
Employer contributions	4	5	4	4
Benefits paid	(11)	(8)	(8)	(6)
Estimated fair value of plan assets at December 31,	165	—	155	—
Over (under) funded status at December 31,	$(68)	$(40)	$(64)	$(37)
Amounts recognized in the consolidated balance sheets:
Other assets	$3	$—	$2	$—
Other liabilities	(71)	(40)	(66)	(37)
Net amount recognized	$(68)	$(40)	$(64)	$(37)
AOCI:
Net actuarial (gains) losses	$31	$3	$28	$(3)
Prior service costs (credit)	—	—	—	—
AOCI, before income tax	$31	$3	$28	$(3)
Accumulated benefit obligation	$233	N/A	$219	N/A
__________________

(1)	Includes nonqualified unfunded plan, for which the aggregate projected benefit obligation (PBO) was $71 million and $66 million at December 31, 2017 and 2016, respectively.

Accumulated benefit obligations in excess of fair value of plan assets
Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows at:

	December 31,
	2017	2016
	(In millions)
Projected benefit obligations	$71	$66
Accumulated benefit obligations	$71	$66
Estimated fair value of plan assets	$—	$—

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)

	December 31,
	2017	2016
	(In millions)
Projected benefit obligations	$71	$66
Accumulated benefit obligations	$71	$66
Estimated fair value of plan assets	$—	$—

The PBO exceeded assets for only the nonqualified unfunded pension plan at both December 31, 2017 and 2016.

Assumptions used in determining benefit obligations and net periodic benefit costs
Assumptions used in determining net periodic benefit costs were as follows:

	Years Ended December 31,
Pension Benefits	2017	2016	2015
Weighted average discount rate	4.30%	4.42%	4.10%
Weighted average expected rate of return on plan assets (1)	5.75%	5.75%	5.75%
Rate of compensation increase	N/A	N/A	N/A

Plan Assets
The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2017
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Interest in insurance company separate accounts	$45	$102	$—	$147
Insurance company general accounts	—	—	18	18
Total assets	$45	$102	$18	$165

	December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Interest in insurance company separate accounts	$72	$83	$—	$155
Insurance company general accounts	—	—	—	—
Total assets	$72	$83	$—	$155
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plan:

	December 31,
	2017		2016
	Target (1)	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities	80%	100%	79%
Equity securities	20%	—%	21%
Total assets	100%	100%	100%

Defined benefit plan estimated future benefit payments
Gross benefit payments for the next 10 years before MetLife reimbursement on an after tax basis are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2018	$11	$4
2019	$11	$4
2020	$12	$4
2021	$13	$4
2022	$13	$3
2023-2027	$68	$14